The Company, basis of presentation and significant accounting policies - Financial instruments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Financial instruments
Financial instruments reclassified | $	$ 0
Noncontrolling interests subject to put provisions
Financial instruments
Potential obligations put provisions, current and non-current		€ 830,773	€ 1,007,733	€ 791,075
Aggregate purchase obligations of put provisions exercisable		324,814	€ 287,953	€ 215,201
Number of put provisions exercised | shares	33
Total consideration of put provisions exercised		€ 120,023